LOSS PER CLASS A and CLASS B ORDINARY SHARE - Class A and Class B (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Allocation of net loss available to GDS Holdings Limited ordinary shareholders	¥ (1,509,885)	¥ (1,313,935)	¥ (737,743)
Weighted average number of ordinary share outstanding, basic	1,464,447,843	1,452,906,722	1,253,559,523
Weighted average number of ordinary share outstanding, diluted	1,464,447,843	1,452,906,722	1,253,559,523
Loss per Class A and Class B ordinary share, basic	¥ (1.03)	¥ (0.90)	¥ (0.59)
Loss per Class A and Class B ordinary share, diluted	¥ (1.03)	¥ (0.90)	¥ (0.59)
Class A
Allocation of net loss available to GDS Holdings Limited ordinary shareholders	¥ (1,440,198)	¥ (1,252,810)	¥ (697,965)
Weighted average number of ordinary share outstanding, basic	1,396,857,507	1,385,316,386	1,185,969,187
Weighted average number of ordinary share outstanding, diluted	1,396,857,507	1,385,316,386	1,185,969,187
Loss per Class A and Class B ordinary share, basic	¥ (1.03)	¥ (0.90)	¥ (0.59)
Loss per Class A and Class B ordinary share, diluted	¥ (1.03)	¥ (0.90)	¥ (0.59)
Class B
Allocation of net loss available to GDS Holdings Limited ordinary shareholders	¥ (69,687)	¥ (61,125)	¥ (39,778)
Weighted average number of ordinary share outstanding, basic	67,590,336	67,590,336	67,590,336
Weighted average number of ordinary share outstanding, diluted	67,590,336	67,590,336	67,590,336
Loss per Class A and Class B ordinary share, basic	¥ (1.03)	¥ (0.90)	¥ (0.59)
Loss per Class A and Class B ordinary share, diluted	¥ (1.03)	¥ (0.90)	¥ (0.59)